DISCONTINUED OPERATION (Tables)	6 Months Ended
Jun. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
a.	Below are the main groups of assets and liabilities classified as discontinued operation:

December 31,
2015

Assets:
Cash and cash equivalents	2,095
Accounts receivable	8,909
Other accounts receivable and prepaid expenses	444
Inventories	168
Severance pay fund	5,446
Property and equipment	6,117
Goodwill	15,365
Intangible assets	373
Deferred tax asset	57

Assets of discontinued operation	$38,974

Liabilities:
Short-term bank credit and current maturities of long-term bank loans	84
Trade Payables	7,127
Other accounts payable and accrued expenses	7,931
Long term loans from banks	180
Accrued severance pay	5,783

Liabilities of discontinued operation	$21,105

Net assets/liabilities of discontinued operation	$17,869

b.	Below is data of the operating results attributed to the discontinued operation:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2016	2015	2016	2015	2015
	Unaudited		Unaudited

Revenue from sales	18,247	19,385	7,403	9,820	40,498
Cost of sales	15,260	16,893	6,202	8,543	35,427
Gross profit	2,987	2,492	1,201	1,277	5,071

Selling, general and administrative expenses	2,183	1,926	917	1,045	3,649
Operating income	804	566	284	232	1,422

Financial expenses, net	53	399	33	227	805
Other expenses (income), net	348	-	348	-	(15)
Taxes on income	249	110	71	46	97
Income (loss) from discontinued operation	154	57	(168)	(41)	535

c.	Below is data of the net cash flows provided by (used in) the discontinued operation:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2016	2015	2016	2015	2015
	Unaudited		Unaudited

Operating activities	116	1,232	338	662	4,047

Investing activities	(1,187)	134	(690)	51	(746)

Financing activities	251	(6)	221	(122)	(250)